Related party transactions - Summary of Compensation to the Members of the Board of Directors and the Executive Management Team (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Board of director [member]
Disclosure of compensation of key management personnel [line items]
Non-executive director's fees	€ 210	€ 196
Share-based compensation	113	168
Total compensation	323	364
Executive management [member]
Disclosure of compensation of key management personnel [line items]
Executive Management fees	662	552
Short-term employee benefits	1,767	999
Share-based compensation	662	460
Total compensation	€ 3,091	€ 2,011